Exhibit 1. Consolidated companies, associates, and joint ventures - Consolidated associates and joint venture companies (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 107,937	$ 102,448	$ 106,739	$ 105,913
Profit (loss) for the period	11,316	$ 7,618
Total assets	282,795		282,220
Total liabilities	$ 174,858		$ 175,481
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Hydrocarbons exploration and exploitation
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,286
Profit (loss) for the period	12
Total assets	1,339
Total liabilities	$ 53
Ecodiesel Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 168
Profit (loss) for the period	40
Total assets	276
Total liabilities	$ 108
Serviport S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership interest Ecopetrol, associate	28.00%
Activity, associate	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 17
Profit (loss) for the period	(1)
Total assets	32
Total liabilities	$ 15
Sociedad Portuaria Olefinas y Derivados S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the general public
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 7
Total assets	8
Total liabilities	$ 1